Summary of Significant Accounting Policies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2. Summary of Significant Accounting Policies
Consolidated Interim Financial Information
The accompanying consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. The consolidated balance sheet as of December 31, 2023 was derived from the Company’s audited financial statements but does not include all disclosures required by GAAP for audited financial statements. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (the “FASB”).
The unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements. The accompanying interim consolidated financial statements contain all adjustments that are necessary to present fairly the Company’s financial position as of September 30, 2024 and December 31, 2023, the results of operations for the three and nine months ended September 30, 2024 and 2023, the statement of stockholders’ equity for the three and nine months ended September 30, 2024 and 2023, and cash flows for the nine months ended September 30, 2024 and 2023. Such adjustments are of a normal and recurring nature. The results for the three and nine months ended September 30, 2024 are not necessarily indicative of the results for the year ending December 31, 2024, or for any future period. These interim consolidated financial statements should be read in conjunction with the audited financial statements as of and for the years ended December 31, 2023 and 2022, filed with the SEC in our Annual Report on Form 10-K filed by the Company on June 6, 2024 and Form 10-K/A filed on September 16, 2024.
Principles of Consolidation
The consolidated interim financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.
Use of Estimates
The preparation of consolidated interim financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the consolidated interim financial statements and accompanying notes. Management bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Accordingly, actual results could differ from those estimates. Significant estimates inherent in the preparation of the consolidated interim financial statements include, but are not limited to, the timing of revenue recognition, accounting for useful lives of property, machinery and equipment, net intangible assets, net accrued liabilities, leases, income taxes including deferred tax assets and liabilities, impairment valuation, stock-based compensation, warrant liabilities, and litigation contingencies.
Emerging Growth Company Status
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can choose not to take advantage of the extended transition period and comply with the requirements that apply to non-emerging growth companies, and any such election to not take advantage of the extended transition period is irrevocable. The Company is an “emerging growth company” as defined in Section 2(a) of the Securities Act and has elected to take advantage of the benefits of the extended transition period for new or revised financial accounting standards. The Company will remain an emerging growth company until the earliest of (i) the last day of the fiscal year in which the market value of Class A common stock that is held by non-affiliates exceeds $700 million as of the end of that year’s second fiscal quarter, (ii) the last day of the fiscal year in which the Company after the consummation of the Business Combination has total annual gross revenue of $1.2 billion or more during such fiscal year (as indexed for inflation), (iii) the date on which the Company has issued more than $1 billion in non-convertible debt in the prior three-year period or (iv) December 31, 2024. The Company expects to continue to take advantage of the benefits of the extended transition period, although it may decide to early adopt such new or revised accounting standards to the extent permitted by such standards. This may make it difficult or impossible to compare the Company’s financial results with the financial results of another public company that is either not an emerging growth company or is an emerging growth company that has chosen not to take advantage of the extended transition period exemptions because of the potential differences in accounting standards used.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when initially purchased.
The Company places its cash in the bank, which may at times be in excess of the Federal Deposit Insurance Corporation insurance limits of $250,000 per depositor, with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution.
Restricted Cash
Restricted cash primarily represents deposited cash that is restricted by financial institutions. As of September 30, 2024 and December 31, 2023, the Company maintained accrued restricted cash of $0.5 million and restricted cash of $0.4 million, respectively, primarily as collateral for a letter of credit issued to the Company’s landlord in accordance with the terms of a lease agreement entered into in December 2020, which is classified as a non-current asset as it will be returned to the Company at the end of the lease which is expected to occur beyond one year from September 30, 2024. In the event of default, the landlord can take over the restricted cash from the restricted cash bank account.
Deferred Fulfillment and Prepaid Launch Costs
The Company prepays for certain launch costs to third-party providers that will carry the transport vehicle to orbit. Prepaid costs allocated to the delivery of a customers’ payload are classified as deferred fulfillment costs and recognized as cost of revenue upon delivery of the customers’ payload. Prepaid costs allocated to our payload are classified as prepaid launch costs and are amortized to cost of sales and research and development expense upon the release of our payload. The allocation is determined based on the distribution between customer and our payload weight on each launch.
As of September 30, 2024, and December 31, 2023, the Company had deferred fulfillment and prepaid launch costs of $1.0 million and $1.7 million, respectively, with $0 and $1.3 million recorded within prepaids and other current assets, respectively, and $1.0 million and $0.4 million recorded within other non-current asset, respectively, in our condensed consolidated balance sheets.
Property, Machinery and Equipment
Property, machinery and equipment are stated at cost less accumulated depreciation. Depreciation is generally recorded using the straight-line method over the estimated useful lives of the respective assets. The estimated useful lives of fixed assets by asset category are described below:

Fixed Assets	Estimated Useful Life
Computer equipment	Three years
Furniture and fixtures	Five years
Leasehold improvements	Lesser of estimated useful life or remaining lease term (one year to seven years)
Machinery and equipment	Seven years

Costs of maintenance or repairs that do not extend the lives of the respective assets are charged to expenses as incurred.
Intangible Assets
Intangible assets, which consist of patents, are considered long-lived assets and are reported at cost less accumulated amortization and accumulated impairment loss, if any. Amortization is recognized on a straight-line basis over 10 years for patents, which is the estimated useful lives of the intangible assets.
In accordance with ASC Sub-Topic 350-40, Intangibles, the Company presents capitalized implementation costs for cloud computing arrangements within prepaid and other current assets, and other non-current assets to properly present the capitalized costs with their related subscription fees.
Loss Contingencies
The Company estimates loss contingencies in accordance with ASC Sub-Topic 450-20, Loss Contingencies (“ASC 450-20”), which states that a loss contingency shall be accrued by a charge to income if both of the following conditions are met: (i) information available before the consolidated interim financial statements are issued or are available to be issued indicates that it is probable that a liability had been incurred at the date of the consolidated interim financial statements and (ii) the amount of loss can be reasonably estimated. We regularly evaluate current information available to us to determine whether such accruals should be adjusted and whether new accruals are required. Refer to Note 12 for additional information.
Revenue Recognition
The Company enters into short-term contracts for ‘last-mile’ satellite and cargo delivery (transportation service), payload hosting and in-orbit servicing options with customers that are primarily in the aerospace industry. For its transportation service arrangements, the Company has a single performance obligation of delivering the customers’ payload to its designated orbit and recognizes revenue (along with any other fees that have been paid) at a point in time, upon satisfaction of this performance obligation. Additionally, for its in-orbit service arrangements, the Company provides a multitude of services consistently throughout the mission to its customers and also has services available on a ‘stand ready’ basis as needed until the mission reaches its conclusion. The Company recognizes revenue for these in-orbit services ratably over time on a straight-line basis. The Company also enters into contracts to perform analysis and provide engineering services to U.S. Government organizations.
The Company accounts for customer contracts in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC Topic 606”), which includes the following five-step model:
•	Identification of the contract, or contracts, with a customer.
•	Identification of the performance obligations in the contract.
•	Determination of the transaction price.
•	Allocation of the transaction price to the performance obligations in the contract.
•	Recognition of revenue when, or as, the Company satisfies a performance obligation.
The Company estimates variable consideration at the most likely amount, which is included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur. While the Company’s standard contracts do not contain refund or recourse provisions that enable its customers to recover any non-refundable fees that have been paid, the Company may issue full or partial refunds, or concessions on future services to customers on a case-by-case basis as necessary to preserve and foster future business relationships and customer goodwill. Contracts to provide engineering services to U.S. Government organizations generally have set payments tied to each milestone. When a milestone is achieved, the Company submits the completed service for approval, submits invoices to the government site, and collects on that completed milestone. During the three and nine months ended September 30, 2024 the Company recorded $0.1 million and $1.8 million, respectively, of revenue from U.S. Government. The Company generated no revenue from the U.S. Government, during the three and nine months ended September 30, 2023.
As part of its contracts with customers, the Company collects up-front non-refundable deposits prior to launch. As of September 30, 2024 and December 31, 2023, the Company had customer deposit balances of $1.6 million and $1.0 million, respectively, related to signed contracts with customers, including firm orders and options (some of which have already been exercised by customers). These deposits are recorded as contract liabilities in the Company’s condensed consolidated balance sheets. Included in the collected amount as of September 30, 2024 and December 31, 2023, are $1.1 million and $1.0 million, respectively, of non-current deposits.
During the nine months ended September 30, 2024, the Company recognized $1.8 million of revenue, due to engineering services performed on Space Development Agency agreement, and forfeited customer deposits primarily related to expired options. Of the $1.8 million of revenue recognized, $35 thousand was derived from December 31, 2023 contract liability balance. During the nine months ended September 30, 2023, the Company recognized $2.1 million of revenue, due to transportation services performed in Vigoride 5 and Vigoride 6 spaceship launches, on going hosting services in Vigoride 5, and forfeited customer deposits primarily related to expired options.
The disaggregation of revenue by type is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023
Transportation services	$—	$—	$—	$1,305
Hosted payload services	—	284	—	426
Forfeited customer deposits	—	55	35	335
Engineering project services	107	—	1,794	—
Total revenue	$107	$339	$1,829	$2,066

Fair Value Measurement
The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:
•	Level 1, observable inputs such as quoted prices in active markets;
•	Level 2, inputs other than the quoted prices in active markets that are observable either directly or indirectly; and
•	Level 3, unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.
The fair values of cash and cash equivalents, accounts payable, and certain prepaid and other current assets and accrued expenses approximate carrying values due to the short-term maturities of these instruments which fall with Level 1 of the fair value hierarchy. The carrying value of certain other non-current assets and liabilities approximates fair value. The Company had no Level 2 inputs for the three and nine months ended September 30, 2024.
Certain of the Company’s warrants are recorded as a derivative liability pursuant to ASC Topic 815, Derivatives and Hedging (“ASC Topic 815”), and are classified within Level 3 of the fair value hierarchy as the Company is using the Black Scholes Option Pricing model. The primary significant unobservable input used in the valuation of the warrants is expected stock price volatility. Expected stock price volatility is based on the actual historical volatility of a group of comparable publicly traded companies observed over a historical period equal to the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the warrants. The expected term was based on the maturity of the warrants, which is 5 years. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. Upon conversion of the Legacy Momentus private warrants immediately prior to the business combination, the key valuation input was the closing price of Company’s Class A common stock on the Closing, as the expected term and volatility were immaterial to the pricing model.
The Company’s stock repurchase agreements with the Co-Founders (see Note 12 for additional information) are recorded as contingent liabilities pursuant to ASC Topic 480, measured at fair value. The stock repurchase agreements are classified within Level 3 of the hierarchy as the fair value is dependent on management assumptions about the likelihood of non-market outcomes. The Company paid $10.0 million to satisfy the stock repurchase agreement contingent liabilities during the three months ended March 31, 2023 (see Note 9 for additional information). There were no transfers between levels of input during the three and nine months ended September 30, 2024 and 2023.
The change in fair values of liabilities subject to recurring remeasurement were as follows:

(in thousands)	Warrant Liability (Level 3)
Balance, December 31, 2023	$3
Change in Fair Value	—
Balance, September 30, 2024	$3

Key assumptions for the Black-Scholes model used to determine the fair value of warrants outstanding as of each period end were as follows:

	September 30, 2024	December 31, 2023
Warrant term (years)	1.87	2.61
Volatility	177.23%	113.50%
Risk-free rate	3.70%	4.05%
Dividend yield	0.00%	0.00%

Warrant Liability
The Company’s private warrants and stock purchase warrants are recorded as derivative liabilities pursuant to ASC Topic 815 and are classified within Level 3 of the fair value hierarchy as the Company is using the Black Scholes Option Pricing model to calculate fair value. See Note 9 for additional information. Significant unobservable inputs, prior to the Company’s stock being publicly listed, included stock price, volatility and expected term. At the end of each reporting period, changes in fair value during the period are recognized as components of other income within the condensed consolidated statements of operations. The Company will continue to adjust the warrant liability for changes in fair value until the earlier of (i) the exercise or expiration of the warrants or (ii) the redemption of the warrants, at which time the warrants will be reclassified to additional paid-in capital within the condensed consolidated statements of stockholders’ equity.
The warrants issued by Momentus Inc. prior to the Business Combination were exercised in connection with the Business Combination and as a result, the Company performed a fair value measurement of those warrants on the Closing and recorded the change in the instruments’ fair values prior to converting them to equity. The warrants assumed by the Company as a result of the Business Combination remain outstanding.
Public and Private Warrants
Prior to the Business Combination, SRAC issued 16,104 private placement warrants (“Private Warrants”) and 12,322 public warrants (“Public Warrants” and, collectively with the Private Warrants, the “Public and Private Warrants”). Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $8,050.00 per share, subject to adjustments and will expire five years after the Business Combination or earlier upon redemption or liquidation.
The Private Warrants do not meet the derivative scope exception and are accounted for as derivative liabilities. Specifically, the Private Warrants contain provisions that cause the settlement amounts to be dependent upon the characteristics of the holder of the warrant which is not an input into the pricing of a fixed-for-fixed option on equity shares. Therefore, the Private Warrants are not considered indexed to the Company’s stock and should be classified as a liability. Since the Private Warrants meet the definition of a derivative, the Company recorded the Private Warrants as liabilities on the condensed consolidated balance sheet at fair value upon the Closing, with subsequent changes in the fair value recognized in the condensed consolidated statements of operations at each reporting date. The fair value of the Private Warrants was measured using the Black-Scholes option-pricing model at each measurement date.
In addition, the Public Warrants are accounted for as equity classified by the Company. On consummation of the Business Combination, the Company recorded equity related to the Public Warrants of $20.2 million, with an offsetting entry to additional paid-in capital. Similarly, on the consummation of the Business Combination, the Company recorded a liability related to the Private Warrants of $31.2 million, with an offsetting entry to additional paid-in capital.
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC Topic 815, at the initial recognition.
Other than the Public and Private Warrants noted above, the Company also had other warrants issued and outstanding which were recognized as derivative liabilities in accordance with ASC Topic 815 until they were fully exercised. Accordingly, the Company recognized the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period until exercised. The fair value of the warrant liabilities issued were initially measured using the Black-Scholes model and were subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s condensed consolidated statements of operations. Derivative warrant liabilities are classified as non-current as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. See Note 9 for additional information.
Equity Classified Warrants
Subsequent to the Business Combination, the Company has issued warrants in conjunction with various securities purchase agreements (See Note 9 for additional information). The warrants are freestanding equity-linked instruments that meet the indexation and equity classification criteria of ASC Sub-Topic 815-40.
The grant-date fair value of these warrants is recorded in additional paid-in capital on the condensed consolidated balance sheets. The fair value of the warrants are measured using the Black-Scholes option-pricing model on the grant date.
Modification of Equity Classified Warrants
A change in the terms or conditions of a warrant is accounted for as a modification. For a warrant modification accounted for under ASC Topic 815, the effect of a modification shall be measured as the difference between the fair value of the modified warrant and the fair value of the original warrant immediately before its terms are modified, with each measured on the modification date. The accounting for incremental fair value of the modified warrants over the original warrants is based on the specific facts and circumstances related to the modification. When a modification is directly attributable to an equity offering, the incremental change in fair value of the warrants is accounted for as an equity issuance cost. When a modification is directly attributable to a debt offering, the incremental change in fair value of the warrants is accounted for as a debt discount or debt issuance cost. For all other modifications, the incremental change in fair value is recognized as a deemed dividend.
Basic and Diluted Loss Per Share
Net loss per share is provided in accordance with ASC Sub-Topic 260-10, Earnings per Share. Basic net loss per share is computed by dividing losses by the weighted average number of common shares outstanding during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Diluted loss per share excludes all potential common shares if their effect is anti-dilutive. See Note 11 for additional information.
Impairment of Long-lived Assets
The Company evaluates the carrying value of long-lived assets, which includes intangible assets, on an annual basis, or more frequently whenever circumstances indicate a long-lived asset may be impaired. When indicators of impairment exist, the Company estimates future undiscounted cash flows attributable to such assets. In the event cash flows are not expected to be sufficient to recover the recorded value of the assets, the assets are written down to their estimated fair value. During the nine months ended September 30, 2024, there were no impairments of long-lived assets. See Note 4 and Note 5 for additional information. There were no impairments of long-lived assets in nine months ended September 30, 2023.
Stock-based Compensation
The Company has a stock incentive plan under which equity awards are granted to employees, directors, and consultants. All stock-based payments are recognized in the consolidated interim financial statements based on their respective grant date fair values.
Restricted stock unit fair value is based on our closing stock price on the day of the grant. Stock option fair value is determined using the Black Scholes Merton Option Pricing model. The model requires management to make a number of assumptions, including expected volatility of the Company’s stock, expected life of the option, risk-free interest rate, and expected dividends. Employee Stock Purchase Plan (“ESPP”) compensation fair value is also determined using the Black Scholes Merton Option Pricing model, using a six-month expected term to conform with the six month ESPP offering period.
The fair value of equity awards is expensed over the related service period which is typically the vesting period, and expense is only recognized for awards that are expected to vest. The Company accounts for forfeitures as they occur.
401(k) Plan
The Company has a 401(k) plan that it offers to its full-time employees. The Company did not contribute to the plan during the nine months ended September 30, 2024.
Research and Development Costs
Research and development costs are expensed as incurred. Research and development costs include activities to develop existing and future technologies for the Company’s vehicles. Research and development activities include basic research, applied research, design, development, and related test program activities. Costs incurred for developing our vehicles primarily include equipment, material, and labor hours (both internal and subcontractors).
Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities related to an executory contractual arrangement are deferred and capitalized. These advance payments are recognized as an expense as the related goods are delivered or services performed. When the related goods are no longer expected to be delivered or services rendered, the capitalized advance payment is charged to expense.
Leases
The Company determines if an arrangement contains a lease at inception based on whether there is an identified property, plant or equipment and whether the Company controls the use of the identified asset throughout the period of use.
Operating leases are included in the accompanying condensed consolidated balance sheets. Operating lease right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease and are included in current and non-current liabilities. Operating lease ROU assets and lease liabilities are recognized at the lease inception date based on the present value of lease payments over the lease term discounted based on the more readily determinable of (i) the rate implicit in the lease or (ii) the Company’s incremental borrowing rate (which is the estimated rate the Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease). Because the Company’s operating leases generally do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at lease commencement date for borrowings with a similar term.
The Company’s operating lease ROU assets are measured based on the corresponding operating lease liability adjusted for (i) payments made to the lessor at or before the commencement date, (ii) initial direct costs incurred and (iii) tenant incentives under the lease. The Company does not assume renewals or early terminations unless it is reasonably certain to exercise these options at commencement. The Company elected the practical expedient which allows the Company to not allocate consideration between lease and non-lease components. Variable lease payments are recognized in the period in which the obligation for those payments is incurred. In addition, the Company elected the practical expedient such that it does not recognize ROU assets or lease liabilities for leases with a term of 12 months or less of all asset classes. Operating lease expense is recognized on a straight-line basis over the lease term. See Note 6 for additional details on the Company’s leases.
Income Taxes
The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.
Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, management considers all available evidence, including past operating results, estimates of future taxable income, and the feasibility of tax planning strategies.
In the event that management changes its determination as to the amount of deferred tax assets that can be realized, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made.
The Company is required to evaluate the tax positions taken in the course of preparing its tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the “more likely than not” threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized.
Concentrations of Risk
Financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash and cash equivalents in banks that management believes are creditworthy, however deposits may exceed federally insured limits.
Segment Reporting
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. In consideration of ASC Topic 280, Segment Reporting (“ASC Topic 480”), we are not organized around specific services or geographic regions.
Our chief operating decision maker “CODM” uses financial information to evaluate our performance, which is the same basis on which our results and performance are communicated to our Board of Directors. All of the Company’s long-lived assets are held domestically in the United States. The Company recognized $1.8 million of revenue during the nine months ended September 30, 2024, of which 98.1% was derived domestically and 1.9% was derived from customers domiciled in foreign countries. Based on the information described above and in accordance with the applicable literature, management has concluded that we are organized and operated as one operating and reportable segment.
Recently Issued Accounting Standards
Although there are several new accounting pronouncements issued or proposed by the FASB, which have been adopted or will be adopted as applicable, management does not believe any of these accounting pronouncements has had or will have a material impact on the Company’s financial position or results of operations.
In November 2024, the FASB issued Accounting Standards Update (“ASU”) No. 2024-06, Disaggregation of Income Statement Expenses (DISE), (“ASU 2024-06”) that requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. Public entities must adopt the new guidance for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The amendments in ASU 2024-06 will be applied prospectively with the option for retrospective application and early adoption is permitted. The Company is in the process of evaluating the potential impact of ASU 2024-06 will have on its consolidated interim financial statements and related disclosures.
In July 2023, the FASB issued ASU No. 2023-03, Presentation of Financial Statements (Topic 205), Income Statement-Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation-Stock Compensation (Topic 718) (“ASU 2023-03”). This update requires (1) disclosure and presentation of income or loss related to common stock transactions on the face of the income statement, (2) modification of the existing classification and measurement of redeemable preferred shares and redeemable equity-classified shares, and (3) modification of accounting treatment for stock-based compensation. The FASB has not set an effective date on ASU 2023-03 and adoption is permitted. The Company is currently evaluating the impact of the provisions of ASU 2024-06 on its consolidated interim financial statement disclosures.
In October 2023, the FASB issued ASU No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). The amendments in this ASU are expected to clarify or improve disclosure and presentation requirements of a variety of ASC topics by aligning them with the SEC’s regulations. ASU 2023-06 will become effective for each amendment on the effective date of the SEC’s corresponding disclosure rule changes. The Company is currently evaluating the impact ASU 2023-06 will have on its results of operations, financial position, or cash flows.
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”) to update reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. ASU 2023-07 requires disclosure of significant segment expenses that are regularly provided to the
CODM and included within the reported measure of a segment’s profit or loss, requires interim disclosures about a reportable segment’s profit or loss and assets that are currently required annually, requires disclosure of the position and title of the CODM, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, and contains other disclosure requirements. The disclosures required under ASU 2023-07 are also required for public entities with a single reportable segment. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years beginning after December 15, 2024, with early adoption permitted. The Company does not expect the adoption of ASU 2023-07 to have a material impact on its financial position or results of operations.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) that addresses requests for improved income tax disclosures from investors that use the financial statements to make capital allocation decisions. Public entities must adopt the new guidance for fiscal years beginning after December 15, 2024. The amendments in ASU 2023-09 must be applied on a retrospective basis to all prior periods presented in the financial statements and early adoption is permitted. The Company is in the process of evaluating the potential impact ASU 2023-09 will have on its results of operations, financial position, or cash flows.
On March 21, 2024, the FASB issued ASU 2024-01 which clarifies how an entity determines whether a profits interest or similar award are within the scope of ASC Topic 718 Compensation - Stock Compensation or not a share-based payment arrangement and therefore within the scope of other guidance. The Company is still in the process of evaluating this standard. The amendments of ASU 2024-01 are effective for annual periods beginning after December 15, 2024, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2025, and interim periods within those annual periods.
In March 29, 2024, the FASB issued ASU 2024-02 which removes references to the Board’s concepts statements from the FASB Accounting Standards Codification. The ASU is part of the Board’s standing project to make “Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements.” ASU 2024-02 is not expected to have a material impact on the Company.

Note 2. Summary of Significant Accounting Policies
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.
Reclassification, Change in Presentation and Prior Year Omitted Disclosures
Certain prior period amounts in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period’s presentation as follows.
Disclosures including the disaggregation of revenue by type (refer to “disaggregation of revenue by type” in this Note), disclosure in segment reporting regarding the long-lived assets by geographic location (refer to “segment reporting” in this Note), the disclosure of Preferred Stock and Class B common stock on the consolidated balance sheet and the disclosure of Class B common stock in Note 9 were omitted from our prior year financials for the year ended December 31, 2022. The disclosures have been included for the year ended December 31, 2023 and include the comparative period for the year ended December 31, 2022. Additionally, there was an immaterial number change related to the disclosure of gross unrecognized tax benefits (refer to “Gross unrecognized tax benefits” in Note 13) for the year-ended December 31, 2022. The Company also adjusted the 2022 federal and state net operating loss (“NOL’s”) carryforwards as the result of the 2023 return to provision true-up that was recorded in relation to the state apportionments (refer to disclosures in Note 13). These adjustments had no impact on the consolidated balance sheets, statements of operations and comprehensive loss, or cash flows as there was no change in the amounts recorded. The Company has determined that these adjustments were immaterial both individually and in aggregate.
Use of Estimates
The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Management bases its estimates on historical experience and on various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Accordingly, actual results could differ from those estimates. Significant estimates inherent in the preparation of the consolidated financial statements include, but are not limited to, the timing of revenue recognition, accounting for useful lives of property, machinery and equipment, net, intangible assets, net, accrued liabilities, leases, income taxes including deferred tax assets and liabilities, impairment valuation, stock-based compensation, warrant liabilities, and litigation contingencies.
Emerging Growth Company Status
Section 102(b)(1) of the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can choose not to take advantage of the extended transition period and comply with the requirements that apply to non-emerging growth companies, and any such election to not take advantage of the extended transition period is irrevocable. The Company is an “emerging growth company” as defined in Section 2(a) of the Securities Act and has elected to take advantage of the benefits of the extended transition period for new or revised financial accounting standards. The Company will remain an emerging growth company until the earliest of (i) the last day of the fiscal year in which the market value of Class A common stock that is held by non-affiliates exceeds $700 million as of the end of that year’s second fiscal quarter, (ii) the last day of the fiscal year in which the Company after the consummation of the Business Combination has total annual gross revenue of $1.07 billion or more during such fiscal year (as indexed for inflation), (iii) the date on which the Company has issued more than $1 billion in non-convertible debt in the prior three-year period or (iv) December 31, 2024. The Company expects to continue to take advantage of the benefits of the extended transition period, although it may decide to early adopt such new or revised accounting standards to the extent permitted by such standards. This may make it difficult or impossible to compare the Company’s financial results with the financial results of another public company that is either not an emerging growth company or is an emerging growth company that has chosen not to take advantage of the extended transition period exemptions because of the potential differences in accounting standards used.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when initially purchased.
The Company places its cash in the bank, which may at times be in excess of the Federal Deposit Insurance Corporation insurance limits of $250,000 per depositor, with high credit quality financial institutions and attempts to limit the amount of credit exposure with any one institution.
Restricted Cash
Restricted cash primarily represents deposited cash that is restricted by financial institutions. $0.4 million is restricted primarily as collateral for a letter of credit issued to the Company’s landlord in accordance with the terms of a lease agreement entered into in December 2020, and is classified as a non-current asset as it will be returned to the Company upon the occurrence of future events which are expected to occur beyond one year from December 31, 2023.
Deferred Fulfillment and Prepaid Launch Costs
The Company prepays for certain launch costs to third-party providers that will carry the transport vehicle to orbit. Prepaid costs allocated to the delivery of a customers’ payload are classified as deferred fulfillment costs and recognized as cost of revenue upon delivery of the customers’ payload. Prepaid costs allocated to our payload are classified as prepaid launch costs and are amortized to cost of sales and research and development expense upon the release of our payload. The allocation is determined based on the distribution between customer and our payload weight on each launch. Due to launch delays and decisions to sell launch spots to third parties, during the year ended December 31, 2023, $3.7 million of prepaid launch costs were written off to research and development operating expenses.
As of December 31, 2023, and 2022, the Company had deferred fulfillment and prepaid launch costs of $1.7 million and $7.4 million, respectively, with $1.3 million and $3.0 million recorded within prepaids and other current assets, respectively, and $0.4 million and $4.4 million recorded within other non-current asset, respectively, in our consolidated balance sheets.
Property, Machinery and Equipment
Property, machinery and equipment are stated at cost less accumulated depreciation. Depreciation is generally recorded using the straight-line method over the estimated useful lives of the respective assets. The estimated useful lives of fixed assets by asset category are described below:

Fixed Assets	Estimated Useful Life
Computer equipment	Three years
Furniture and fixtures	Five years
Leasehold improvements	Lesser of estimated useful life or remaining lease term (one year to seven years)
Machinery and equipment	Seven years

Costs of maintenance or repairs that do not extend the lives of the respective assets are charged to expenses as incurred.
Intangible Assets
Intangible assets, which consist of patents, are considered long-lived assets and are reported at cost less accumulated amortization and accumulated impairment loss, if any. Amortization is recognized on a straight-line basis over 10 years for patents, which is the estimated useful lives of the intangible assets.
In accordance with ASC Topic 350-40, Intangibles, the Company presents capitalized implementation costs for cloud computing arrangements within prepaid and other current assets, and other non-current assets to properly present the capitalized costs with their related subscription fees.
Deferred Offering Costs
Offering costs consist of legal, accounting, underwriting fees and other costs incurred that are directly related to fundraising activities. During the years ended December 31, 2023 and 2022, deferred offering costs were attributable to the Company’s S-3 Universal Shelf registration (the “Form S-3”), the at-the-market offering program, and securities purchase agreements entered into during such periods. These costs will be netted with the proceeds proportional to the at-the-market program fundraising and any future fundraising under the “Form S-3”. If the Company terminates the Form S-3 or the at-the-market program, or there is a significant delay, all of the deferred offering costs attributed to the Form S-3 or the at-the-market offering program will be immediately written off. Due to the delay in any sales under the at-the-market offering program, during the year ended December 31, 2023, $0.3 million of previously deferred offering costs were written off to other expenses. Refer to Note 9 for additional information.
Loss Contingencies
The Company estimates loss contingencies in accordance with ASC Sub-Topic 450-20, Loss Contingencies (“ASC 450-20”), which states that a loss contingency shall be accrued by a charge to income if both of the following conditions are met: (i) information available before the consolidated financial statements are issued or are available to be issued indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (ii) the amount of loss can be reasonably estimated. We regularly evaluate current information available to us to determine whether such accruals should be adjusted and whether new accruals are required. Refer to Note 12 for additional information.
Revenue Recognition
The Company enters into short-term contracts for ‘last-mile’ satellite and cargo delivery (transportation service), payload hosting and in-orbit servicing options with customers that are primarily in the aerospace industry. For its transportation service arrangements, the Company has a single performance obligation of delivering the customers’ payload to its designated orbit and recognizes revenue (along with any other fees that have been paid) at a point in time, upon satisfaction of this performance obligation. Additionally, for its in-orbit service arrangements, the Company provides a multitude of services consistently throughout the mission to its customers and also has services available on a ‘stand ready’ basis as needed until the mission reaches its conclusion. The Company recognizes revenue for these in-orbit services ratably over time on a straight-line basis. The Company also enters into contracts to perform analysis and provide engineering services to U.S. Government organizations.
The Company accounts for customer contracts in accordance with ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), which includes the following five-step model:
•	Identification of the contract, or contracts, with a customer.
•	Identification of the performance obligations in the contract.
•	Determination of the transaction price.
•	Allocation of the transaction price to the performance obligations in the contract.
•	Recognition of revenue when, or as, the Company satisfies a performance obligation.
The Company estimates variable consideration at the most likely amount, which is included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur. While the Company’s standard contracts do not contain refund or recourse provisions that enable its customers to recover any non-refundable fees that have been paid, the Company may issue full or partial refunds, or concessions on future services to customers on a case-by-case basis as necessary to preserve and foster future business relationships and customer goodwill. Contracts to provide engineering services to U.S. Government organizations generally have set payments tied to each milestone. When a milestone is achieved, the Company submits the completed service for approval, invoices, and collects on that completed milestone. During the years ended December 31, 2023 and 2022, the Company recorded $0.3 million and $- million of revenue from the U.S. Government, respectively.
As part of its contracts with customers, the Company collects up-front non-refundable deposits prior to launch. As of December 31, 2023 and 2022, the Company had customer deposit balances of $1.0 million and $2.7 million, respectively, related to signed contracts with customers, including firm orders and options (some of which have already been exercised by customers). These deposits are recorded as non-current contract liabilities in the Company’s consolidated balance sheets. Included in the collected amount as of December 31, 2023 and 2022, are $1.0 million and $1.0 million, respectively, of non-current deposits.
During the year ended December 31, 2023, the Company recognized $3.1 million of revenue, due to transportation services performed in Vigoride 5 and Vigoride 6 spaceship launches, hosted payload services in Vigoride 5, engineering services, and forfeited customer deposits primarily related to expired options. Of the $3.1 million of revenue recognized, $1.8 million was derived from December 31, 2022 contact liability balance. The Company recognized $0.3 million in revenue from transportation services and forfeited customer deposits during the year ended December 31, 2022.
The disaggregation of revenue by type is as follows:

	Year Ended December 31,
(in thousands)	2023	2022
Transportation services	$1,582	$127
Hosted payload services	568	—
Forfeited customer deposits	641	172
Engineering project services	298	—
Total revenue	$3,089	$299

Fair Value Measurement
The Company uses valuation approaches that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:
•	Level 1, observable inputs such as quoted prices in active markets;
•	Level 2, inputs other than the quoted prices in active markets that are observable either directly or indirectly; and
•	Level 3, unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.
The fair values of cash and cash equivalents, accounts payable, and certain prepaid and other current assets and accrued expenses approximate carrying values due to the short-term maturities of these instruments which fall with Level 1 of the fair value hierarchy. The carrying value of certain other non-current assets and liabilities approximates fair value. The Company had no Level 2 instruments for the years ended December 31, 2023 and 2022.
Certain of the Company’s warrants are recorded as a derivative liability pursuant to ASC Topic 815, Derivatives and Hedging (“ASC Topic 815”), and are classified within Level 3 of the fair value hierarchy as the Company is using the Black Scholes Option Pricing model. The primary significant unobservable input used in the valuation of the warrants is expected stock price volatility. Expected stock price volatility is based on the actual historical volatility of a group of comparable publicly traded companies observed over a historical period equal to the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the warrants. The expected term was based on the maturity of the warrants, which is 5 years. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the warrants. Upon conversion of the Legacy Momentus private warrants immediately prior to the business combination, the key valuation input was the closing price of Company’s Class A common stock on the Closing, as the expected term and volatility were immaterial to the pricing model.
The Company’s stock repurchase agreements with the Co-Founders (see Note 12 for additional information) are recorded as contingent liabilities pursuant to ASC Topic 480, measured at fair value. The stock repurchase agreements are classified within Level 3 of the hierarchy as the fair value is dependent on management assumptions about the likelihood of non-market outcomes. The Company paid $10.0 million to satisfy the stock repurchase agreement contingent liabilities during the three months ended March 31, 2023 (see Note 9 for additional information). There were no transfers between levels of input during the years ended December 31, 2023 and 2022.
The change in fair values of liabilities subject to recurring remeasurement were as follows:

(in thousands)	Level	Fair value as of December 31, 2022	Payment of Stock Repurchase Liability	Change in Fair Value	Fair value as of December 31, 2023
Warrant Liability	3	$564	$—	$(561)	$3
Stock Repurchase Liability	3	10,000	(10,000)	—	—
Total		$10,564	$(10,000)	$(561)	$ 3

Key assumptions for the Black-Scholes model used to determine the fair value of warrants outstanding as of December 31, 2023 were as follows:

Warrant term (years)	2.61
Volatility	113.50%
Risk-free rate	4.05%
Dividend yield	0.00%

Warrant Liability
The Company’s private warrants and stock purchase warrants are recorded as derivative liabilities pursuant to ASC Topic 815 and are classified within Level 3 of the fair value hierarchy as the Company is using the Black Scholes Option Pricing model to calculate fair value. See Note 9 for additional information. Significant unobservable inputs, prior to the Company’s stock being publicly listed, included stock price, volatility and expected term. At the end of each reporting period, changes in fair value during the period are recognized as components of other income within the consolidated statements of operations. The Company will continue to adjust the warrant liability for changes in fair value until the earlier of (i) the exercise or expiration of the warrants or (ii) the redemption of the warrants, at which time the warrants will be reclassified to additional paid-in capital within the consolidated statements of stockholders’ equity.
The warrants issued by Momentus Inc. prior to the Business Combination were exercised in connection with the Business Combination and as a result, the Company performed a fair value measurement of those warrants on the Closing and recorded the change in the instruments’ fair values prior to converting them to equity. The warrants assumed by the Company as a result of the Business Combination remain outstanding.
Public and Private Warrants
Prior to the Business Combination, SRAC issued 16,104 private placement warrants (“Private Warrants”) and 12,322 public warrants (“Public Warrants” and, together with the “Private Warrants”, “Public and Private Warrants”). Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $8,050.00 per share, subject to adjustments and will expire five years after the Business Combination or earlier upon redemption or liquidation.
The Private Warrants do not meet the derivative scope exception and are accounted for as derivative liabilities. Specifically, the Private Warrants contain provisions that cause the settlement amounts to be dependent upon the characteristics of the holder of the warrant which is not an input into the pricing of a fixed-for-fixed option on equity shares. Therefore, the Private Warrants are not considered indexed to the Company’s stock and should be classified as a liability. Since the Private Warrants meet the definition of a derivative, the Company recorded the Private Warrants as liabilities on the consolidated balance sheet at fair value upon the Closing, with subsequent changes in the fair value recognized in the consolidated statements of operations at each reporting date. The fair value of the Private Warrants was measured using the Black-Scholes option-pricing model at each measurement date.
In addition, the Public Warrants are accounted for as equity classified by the Company. On consummation of the Business Combination, the Company recorded equity related to the Public Warrants of $20.2 million, with an offsetting entry to additional paid-in capital. Similarly, on the consummation of the Business Combination, the Company recorded a liability related to the Private Warrants of $31.2 million, with an offsetting entry to additional paid-in capital.
The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC Topic 815, at the initial recognition.
Other than the Public and Private Warrants noted above, the Company also had other warrants issued and outstanding which were recognized as derivative liabilities in accordance with ASC Topic 815 until they were fully exercised. Accordingly, the Company recognized the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period until exercised. The fair value of the warrant liabilities issued were initially measured using the Black-Scholes model and were subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s consolidated statements of operations. Derivative warrant liabilities are classified as non-current as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities. See Note 9 for additional information.
Equity Classified Warrants
Subsequent to the Business Combination, the Company has issued warrants in conjunction with various securities purchase agreements (See Note 9 for additional information). The warrants are freestanding equity-linked instruments that meet the indexation and equity classification criteria of ASC Sub-Topic 815-40.
The grant-date fair value of these warrants is recorded in additional paid-in capital on the consolidated balance sheets. The fair value of the warrants are measured using the Black-Scholes option-pricing model on the grant date.
Modification of Equity Classified Warrants
A change in the terms or conditions of a warrant is accounted for as a modification. For a warrant modification accounted for under ASC Topic 815, the effect of a modification shall be measured as the difference between the fair value of the modified warrant and the fair value of the original warrant immediately before its terms are modified, with each measured on the modification date. The accounting for incremental fair value of the modified warrants over the original warrants is based on the specific facts and circumstances related to the modification. When a modification is directly attributable to an equity offering, the incremental change in fair value of the warrants is accounted for as an equity issuance cost. When a modification is directly attributable to a debt offering, the incremental change in fair value of the warrants is accounted for as a debt discount or debt issuance cost. For all other modifications, the incremental change in fair value is recognized as a deemed dividend.
Basic and Diluted Loss Per Share
Net loss per share is provided in accordance with ASC Sub-Topic 260-10, Earnings per Share. Basic net loss per share is computed by dividing losses by the weighted average number of common shares outstanding during the year. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the year. Diluted loss per share excludes all potential common shares if their effect is anti-dilutive. See Note 11 for additional information.
Impairment of Long-lived Assets
The Company evaluates the carrying value of long-lived assets, which includes intangible assets, on an annual basis, or more frequently whenever circumstances indicate a long-lived asset may be impaired. When indicators of impairment exist, the Company estimates future undiscounted cash flows attributable to such assets. In the event cash flows are not expected to be sufficient to recover the recorded value of the assets, the assets are written down to their estimated fair value. During the years ended December 31, 2023 and 2022, there were no impairments of long lived assets. See Note 4 and Note 5 for additional information.
Stock-based Compensation
The Company has a stock incentive plan under which equity awards are granted to employees, directors, and consultants. All stock-based payments are recognized in the consolidated financial statements based on their respective grant date fair values.
Restricted stock unit fair value is based on our closing stock price on the day of the grant. Stock option fair value is determined using the Black Scholes Merton Option Pricing model. The model requires management to make a number of assumptions, including expected volatility of the Company’s stock, expected life of the option, risk-free interest rate, and expected dividends. Employee Stock Purchase Plan (“ESPP”) compensation fair value is also determined using the Black Scholes Merton Option Pricing model, using a six-month expected term to conform with the six month ESPP offering period.
The fair value of equity awards is expensed over the related service period which is typically the vesting period, and expense is only recognized for awards that are expected to vest. The Company accounts for forfeitures as they occur.
401(k) Plan
The Company has a 401(k) plan that it offers to its full-time employees. The Company did not contribute to the plan for the years ended December 31, 2023 and 2022.
Research and Development Costs
Research and development costs are expensed as incurred. Research and development costs include activities to develop existing and future technologies for the Company’s vehicles. Research and development activities include basic research, applied research, design, development, and related test program activities. Costs incurred for developing our vehicles primarily include equipment, material, and labor hours (both internal and subcontractors).
Nonrefundable advance payments for goods or services that will be used or rendered for future research and development activities related to an executory contractual arrangement are deferred and capitalized. These advance payments are recognized as an expense as the related goods are delivered or services performed. When the related goods are no longer expected to be delivered or services rendered, the capitalized advance payment should be charged to expense.
Leases
The Company determines if an arrangement contains a lease at inception based on whether there is an identified property, plant or equipment and whether the Company controls the use of the identified asset throughout the period of use.
Operating leases are included in the accompanying consolidated balance sheets. Operating lease right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease and are included in current and non-current liabilities. Operating lease ROU assets and lease liabilities are recognized at the lease inception date based on the present value of lease payments over the lease term discounted based on the more readily determinable of (i) the rate implicit in the lease or (ii) the Company’s incremental borrowing rate (which is the estimated rate the
Company would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease). Because the Company’s operating leases generally do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at lease commencement date for borrowings with a similar term.
The Company’s operating lease ROU assets are measured based on the corresponding operating lease liability adjusted for (i) payments made to the lessor at or before the commencement date, (ii) initial direct costs incurred and (iii) tenant incentives under the lease. The Company does not assume renewals or early terminations unless it is reasonably certain to exercise these options at commencement. The Company elected the practical expedient which allows the Company to not allocate consideration between lease and non-lease components. Variable lease payments are recognized in the period in which the obligation for those payments is incurred. In addition, the Company elected the practical expedient such that it does not recognize ROU assets or lease liabilities for leases with a term of 12 months or less of all asset classes. Operating lease expense is recognized on a straight-line basis over the lease term. See Note 6 for additional details on the Company’s leases.
Income Taxes
The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.
Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, management considers all available evidence, including past operating results, estimates of future taxable income, and the feasibility of tax planning strategies.
In the event that management changes its determination as to the amount of deferred tax assets that can be realized, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made.
The Company is required to evaluate the tax positions taken in the course of preparing its tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the “more likely than not” threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized.
Concentrations of Risk
Financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash and cash equivalents in banks that management believes are creditworthy, however deposits may exceed federally insured limits.
Segment Reporting
Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. In consideration of ASC Topic 280, Segment Reporting, we are not organized around specific services or geographic regions.
Our chief operating decision maker “CODM” uses financial information to evaluate our performance, which is the same basis on which our results and performance are communicated to our Board of Directors. All of the Company’s long-lived assets are held domestically in the United States and of the $3.1 million of revenue recognized by the Company during the year ended December 31, 2023, 39% was derived from customers domiciled in foreign countries. Based on the information described above and in accordance with the applicable literature, management has concluded that we are organized and operated as one operating and reportable segment.
Recently Adopted Accounting Standards
Although there are several new accounting pronouncements issued or proposed by the FASB, which have been adopted or will be adopted as applicable, management does not believe any of these accounting pronouncements has had or will have a material impact on the Company’s consolidated financial position or results of operations.
In July 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-03, Presentation of Financial Statements (Topic 205), Income Statement-Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation-Stock Compensation (Topic 718) (“ASU 2023-03”). This update requires to (1) disclosure and presentation of income or loss related to common stock transactions on the face of the income statement, (2) modification of the existing classification and measurement of redeemable preferred shares and redeemable equity-classified shares, and (3) modification of accounting treatment for stock-based compensation. The FASB has not set an effective date on ASU 2023-03 and adoption is permitted. The Company is currently evaluating the impact of the provisions of ASU 2023-03 on its consolidated financial statement disclosures.
In October 2023, the FASB issued ASU No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative (“ASU 2023-06”). The amendments in this ASU are expected to clarify or improve disclosure and presentation requirements of a variety of ASC topics by aligning them with the SEC’s regulations. ASU 2023-06 will become effective for each amendment on the effective date of the SEC’s corresponding disclosure rule changes. The Company is currently evaluating the impact ASU 2023 06 will have on its consolidated results of operations, financial position, or cash flows.
In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”) to update reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. ASU 2023-07 requires disclosure of significant segment expenses that are regularly provided to the CODM and included within the reported measure of a segment’s profit or loss, requires interim disclosures about a reportable segment’s profit or loss and assets that are currently required annually, requires disclosure of the position and title of the CODM, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, and contains other disclosure requirements. ASU 2023-07 is scheduled to be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company is in the process of evaluating the potential impact the adoption of ASU 2023-07 will have on its consolidated results of operations, financial position, or cash flows.
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) that addresses requests for improved income tax disclosures from investors that use the financial statements to make capital allocation decisions. Public entities must adopt the new guidance for fiscal years beginning after December 15, 2024. The amendments in ASU 2023-09 must be applied on a retrospective basis to all prior periods presented in the consolidated financial statements and early adoption is permitted. The Company is in the process of evaluating the potential impact ASU 2023-09 will have on its results of consolidated operations, financial position, or cash flows.